Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) - Schedule of selling financial instruments - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Securities from Chilean Government and the Chilean Central Bank:
Total	$ 86,634,000	$ 969,808,000
Instruments From Other Domestic Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	80,000	399,000
Instruments From Other Domestic Institutions [Member] | Time Deposits In Chilean Financial Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	80,000	399,000
Instruments From Other Foreign Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Instruments From Other Foreign Institutions [Member] | Securities from Government or foreign Central Banks [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Due Within 1 Year [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	86,634,000	969,808,000
Due Within 1 Year [Member] | Instruments From Other Domestic Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	80,000	399,000
Due Within 1 Year [Member] | Instruments From Other Domestic Institutions [Member] | Time Deposits In Chilean Financial Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	80,000	399,000
Due Within 1 Year [Member] | Instruments From Other Foreign Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Due Within 1 Year [Member] | Instruments From Other Foreign Institutions [Member] | Securities from Government or foreign Central Banks [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
More Than 3 Months To 1 Year [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
More Than 3 Months To 1 Year [Member] | Instruments From Other Domestic Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
More Than 3 Months To 1 Year [Member] | Instruments From Other Domestic Institutions [Member] | Time Deposits In Chilean Financial Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
More Than 3 Months To 1 Year [Member] | Instruments From Other Foreign Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
More Than 3 Months To 1 Year [Member] | Instruments From Other Foreign Institutions [Member] | Securities from Government or foreign Central Banks [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Later than one year [member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Later than one year [member] | Instruments From Other Domestic Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Later than one year [member] | Instruments From Other Domestic Institutions [Member] | Time Deposits In Chilean Financial Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Later than one year [member] | Instruments From Other Foreign Institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Later than one year [member] | Instruments From Other Foreign Institutions [Member] | Securities from Government or foreign Central Banks [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	86,554,000	969,409
Securities from Chilean Government and the Chilean Central Bank [Member] | Chilean Central Bank Bonds [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | Chilean Central Bank Notes [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	76,725,000	461,961
Securities from Chilean Government and the Chilean Central Bank [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	9,829,000	507,448
Securities from Chilean Government and the Chilean Central Bank [Member] | Due Within 1 Year [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	86,554,000	969,409
Securities from Chilean Government and the Chilean Central Bank [Member] | Due Within 1 Year [Member] | Chilean Central Bank Bonds [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | Due Within 1 Year [Member] | Chilean Central Bank Notes [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	76,725,000	461,961
Securities from Chilean Government and the Chilean Central Bank [Member] | Due Within 1 Year [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	9,829,000	507,448
Securities from Chilean Government and the Chilean Central Bank [Member] | More Than 3 Months To 1 Year [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | More Than 3 Months To 1 Year [Member] | Chilean Central Bank Bonds [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | More Than 3 Months To 1 Year [Member] | Chilean Central Bank Notes [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | More Than 3 Months To 1 Year [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | Later than one year [member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | Later than one year [member] | Chilean Central Bank Bonds [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | Later than one year [member] | Chilean Central Bank Notes [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | Later than one year [member] | Other securities from the Government and the Chilean Central Bank [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total